Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended		11 Months Ended					12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended		12 Months Ended				11 Months Ended		12 Months Ended		11 Months Ended																					12 Months Ended		11 Months Ended							12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended			12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended				12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended		12 Months Ended	23 Months Ended	11 Months Ended		12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	11 Months Ended		12 Months Ended	23 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended
	Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	Feb. 02, 2013 Continuing Operations [Member]	Mar. 03, 2012 Continuing Operations [Member]	Feb. 02, 2013 Discontinued Operations [Member]	Mar. 03, 2012 Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Discontinued Operations [Member]	Mar. 03, 2012 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Discontinued Operations [Member]	Feb. 26, 2011 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] International [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Discontinued Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] International [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] International [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Termination benefits [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Termination benefits [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Termination benefits [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Mar. 03, 2012 Restructuring Program 2012 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Restructuring Program 2012 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member]	Jan. 28, 2012 Scenario, Previously Reported [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Domestic [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] International [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Inventory write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Inventory write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Inventory write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Property and equipment write-downs [Member] Continuing Operations [Member]
Feb. 02, 2013
Scenario, Previously Reported [Member]
Restructuring Program 2013 Renew Blue [Member] [Domain]
Property and equipment write-downs [Member]
Domestic [Member]
Continuing Operations [Member]

Feb. 02, 2013
Scenario, Previously Reported [Member]
Restructuring Program 2013 Renew Blue [Member] [Domain]
Property and equipment write-downs [Member]
International [Member]
Continuing Operations [Member]
																																																																									Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Termination benefits [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Investments Impairment Charge [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Investments Impairment Charge [Member] Domestic [Member] Continuing Operations [Member]
Feb. 02, 2013
Scenario, Previously Reported [Member]
Restructuring Program 2013 Renew Blue [Member] [Domain]
Investments Impairment Charge [Member]
International [Member]
Continuing Operations [Member]
																																																																															Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Facility closure and other costs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]
Feb. 02, 2013
Scenario, Previously Reported [Member]
Restructuring Program 2013 Renew Blue [Member] [Domain]
Facility closure and other costs [Member]
International [Member]
Continuing Operations [Member]
																																																																																		Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] International [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] International [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Inventory write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Property and equipment write-downs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Intangible asset impairments [Member] International [Member] Discontinued Operations [Member]	May 28, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] Domestic [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Continuing Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member] International [Member] Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Accrual Adjustment																																																																																		$ 46						$ 40		$ 6		$ 28																																				$ 0														$ 28															$ (2)	$ 1																																																																																					$ (1)	$ (3)																																					$ 10	$ (1)	$ 4
Restructuring and Related Cost, Expected Cost, Low End of Range															40
Restructuring and Related Cost, Expected Cost, High End of Range															60
Restructuring and Related Cost, Expected Cost																																																											30
Restructuring charges	169	34	91	127	25	22	1	415	48	34	239	36	0	0		36	12	19	5	243		(1)	28		215		220		5		215		0	22		0	106		5		106		0	1		0		(1)	5		0		449	280	287	222	147	75	171	171	0	0	84	84	87	87	1	1	0	30	7	23	55	46	9	27	27	0	58	3	55	257	257	0	0	257	29		77		151	(2)	243	(1)	0	(1)	0	(1)	23		(1)	23		0	0		(1)	220	0	(1)	0	11		0	0		0	11		0	17		0	0		0	0		1	16		0	1		0	0		0	1	16			(2)	82		(1)	5		0	0		0	(2)	82		222	(13)	44	222		(12)	20	147		(1)	24	75		50	(12)	45	50		(12)	20	40		0	25	10		172	(1)	(1)	172		0	0	107		(1)	(1)	65		0	19	9		0	0	15		0	19	9		0	0	0		0	0	0		0	0	15		(12)	0	122		0	15	25		(12)	0	15		0	15	0		0	0	107		0	0	25				0	(3)	16		0	11	12		0	(3)	16		0	4	0		0	0	0		0	7	12		0	3	10		0	3	10		0	0	0					0	4	0		(1)	(5)	13		0	4	0		0	3	0		0	0	0		(1)	(8)	13
Cumulative amount																					$ 241			$ 27		$ 214		$ 219		$ 5		$ 214			$ 22			$ 106		$ 5		$ 106			$ 1		$ 0			$ 4		$ 0																																																$ 22			$ 22			$ 0							$ 11			$ 0			$ 11			$ 17			$ 0						$ 17			$ 1			$ 0				$ 17				$ 80			$ 4			$ 0				$ 80					$ 253				$ 155				$ 98					$ 83				$ 48				$ 35					$ 170				$ 107				$ 63				$ 28				$ 15				$ 28				$ 0				$ 0				$ 15				$ 110				$ 40				$ 3				$ 15				$ 107				$ 25						$ 13				$ 23				$ 13				$ 4				$ 0				$ 19				$ 13				$ 13				$ 0							$ 4				$ 7				$ 4				$ 3				$ 0				$ 4